Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
KraneShares Dow Jones China Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Dow Jones China Select Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The KraneShares Dow Jones China Select Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities benchmark.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes securities received or delivered as a result of in kind creations or redemptions of the Fund's shares.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a passive management strategy, known as “replication,” to track the performance of the current benchmark, the Dow Jones China Select Dividend Index (the “Underlying Index”). “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index or in depositary receipts representing securities in the Underlying Index. Krane Funds Advisors, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Underlying Index measures the performance of dividend-yielding stocks among: 1) China-based companies traded in Hong Kong, the United States or other exchanges that are available to U.S. investors and 2) publicly traded Hong Kong-based companies that generate the majority of their revenue from China or expect to generate the majority of their sales growth from China (collectively, “China Dividend Companies”). The Fund, under normal circumstances, will also invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of China Dividend Companies.

The constituents of the Underlying Index are derived from the universe of equity securities of eligible companies included in the Dow Jones China Offshore Total Stock Market Index and the Dow Jones Hong Kong Total Stock Market Index, which are market capitalization-weighted indexes designed to measure the performance of equity securities with readily available prices. The Underlying Index is a dividend yield-weighted index that generally is designed to include securities with positive dividend-paying and yield characteristics. The Underlying Index is unmanaged and cannot be invested in directly.

The Fund may invest up to 20% of its assets in investments that are not included in the Underlying Index, but which the Adviser believes will help the Fund track its Underlying Index. Such investments include cash or cash equivalents, including money market funds. To the extent the Underlying Index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Underlying Index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Capital Controls Risk. Economic conditions and political events may lead to foreign government intervention and the imposition of “capital controls.” Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

Currency Risk. The Fund's NAV is determined on the basis of U.S. dollars, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”). The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk. The Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes. The Fund's investments in equity securities may underperform other asset classes or the market as a whole.

Fiscal Policy Risk. The failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

Foreign Securities Risk. The Fund invests a significant portion of its assets directly in securities of Chinese issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Specifically, issuers in China are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable.

Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. A small number of issuers may represent a large portion of the China market as a whole, and prices for securities of these issuers may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting the Fund's investments.

Income from securities of non-U.S. issuers, including, in the case of Chinese issuers, gain on the sale of such securities, may be subject to foreign taxes. Even if the Fund qualifies to pass these taxes through to shareholders, your ability to claim a credit for such taxes may be limited, particularly in the case of taxes on capital gains.

Geographic Concentration Risk. The Fund's investments are concentrated in China and Hong Kong, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting those regions.

China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the U.S., including structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation of current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

Industry and Sector Risk. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund's investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund's investments were more broadly diversified. While the Fund's sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

Energy Sector and Industry Risk. To the extent that the Fund's investments are exposed to the energy sector, the Fund is subject to the risk that the securities of energy sector companies will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events.

Financial Sector and Industry Risk. To the extent that the Fund's investments are exposed to issuers conducting business in the banking industry, in particular, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the banking industry. The prices of the securities of banking companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses.

Consumer Discretionary Sector and Industry Risk. To the extent that the Fund's investments are exposed to companies conducting business in the consumer discretionary sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and also is affected by social trends, interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending.

Real Estate Sector and Industry Risk. Investing in the real estate sector or an industry within the real estate sector (which may include investments in real estate investment trusts (“REITs”)) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, among other risks. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

Basic Materials Sector and Industry Risk. To the extent the Fund's investments are exposed to issuers conducting business in the basic materials sector, the Fund is vulnerable to volatility in the commodities market and subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser's security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Mid- and Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The Fund's performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.

Passive Investment Risk. The Fund is not actively managed and therefore may not sell a security held by the Fund due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Underlying Index.

Privatization Risk. China has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund's investments.

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Trading Risk. Secondary market trading in Fund shares may be halted by the NYSE Arca, Inc. (the “Exchange”) because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the variability of the Fund's return to a broad measure of market performance.

KraneShares Dow Jones China Select Dividend ETF | KraneShares Dow Jones China Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeesColumnName	None
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, 3 Years	rr_ExpenseExampleYear03	$ 218

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Other expenses are based on estimated amounts for the current fiscal year.